Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted loss per share
Net (loss) attributable to common shareholders	$ (56,271,000)	$ (68,137,947)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic	153,454,231	99,915,539
Weighted average number of shares – Diluted	153,454,231	99,915,539
Basic net loss per share	$ (0.37)	$ (0.63)
Diluted net loss per share	$ (0.37)	$ (0.63)
Legacy Tritium Class C Shares [Member]
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic	0	8,047,417
Weighted average number of shares – Diluted	0	8,047,417
Basic net loss per share	$ 0	$ (0.63)
Diluted net loss per share	$ 0	$ (0.63)
Common Stock [Member]
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic	153,454,231	99,915,539
Weighted average number of shares – Diluted	153,454,231	99,915,539
Basic net loss per share	$ (0.37)	$ (0.63)
Diluted net loss per share	$ (0.37)	$ (0.63)
Previously Reported
Basic and diluted loss per share
Net (loss) attributable to common shareholders		$ (63,059,034)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic		67,892,971
Weighted average number of shares – Diluted		67,892,971
Basic net loss per share		$ (0.93)
Diluted net loss per share		$ (0.93)
Previously Reported | Legacy Tritium Class C Shares [Member]
Basic and diluted loss per share
Net (loss) attributable to common shareholders		$ (5,078,913)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic		5,468,249
Weighted average number of shares – Diluted		5,468,249
Basic net loss per share		$ (0.93)
Diluted net loss per share		$ (0.93)